16 Right-of-use asset (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use Asset
Balance at beginning of year	$ 355
Incorporation by adoption of IFRS 16		574
Additions	246	4
Depreciation for the year	321	223
Balance at end of the year	$ 280	$ 355